Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 15,821	$ 14,664	$ 11,665
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation for premises and equipment	962	1,068	902
Provision for loan losses	1,130	1,404	912
Amortization of premiums and accretion of discounts	2,700	2,296	2,043
Origination of loans held for sale	(325)	(3,287)	(18,296)
Proceeds from sale of loans held for sale	411	3,448	18,298
Gain on sale of loans held for sale	(6)	(40)	(203)
Net realized gain on securities available for sale	(937)		(246)
Net impairment losses on investment securities	447	1,239	617
Net realized loss (gain) on derivatives	2,005	711	(120)
Amortization of intangible assets	332	413	494
Compensation expense on ESOP and MRP	1,453	1,232	1,127
Compensation expense on stock options	380	355	218
Increase of cash surrender value of bank owned life insurance	(704)	(717)	(899)
Decrease (increase) in accrued interest receivable	380	705	(260)
Increases in deferred tax asset	(1,821)	(377)	(1,101)
Decrease (increase) in prepaid FDIC assessment	1,168	1,777	(6,310)
(Increase) decrease in prepaid expenses and other assets	(339)	345	(4,647)
Increase (decrease) in accrued expenses and other liabilities	2,258	(2,105)	3,767
(Gain) loss on sale of real estate acquired through foreclosure	(10)	(67)	139
Writedown of real estate held for investment	1,625	1,573	2,672
Other	(593)	(668)	(427)
Net cash provided by operating activities	26,337	23,969	10,345
Investing activities:
Loan originations and purchases	(181,847)	(185,080)	(174,026)
Purchases of:
Securities available for sale	(302,507)	(249,769)	(197,107)
Interest rate cap contracts		(970)	(189)
Premises and equipment	(2,197)	(1,910)	(2,302)
Principal repayments of:
Loans receivable	172,428	216,767	193,668
Securities available for sale	234,831	268,288	209,631
Proceeds from the sale of:
Securities available for sale	25,359		992
Real estate acquired through foreclosure	934	1,123	(2)
Redemption of FHLB stock	4,841	1,373
Funding of real estate held for investment	(10,061)	(11,951)	(10,532)
Proceeds from real estate held for investment	9,589	8,987	10,262
Net cash (used in) provided by investing activities	(48,630)	46,858	30,395
Financing activities:
Net increase in deposits	143,765	68,298	67,018
Proceeds from long-term borrowings	13,786	80,423	189,093
Repayments of long-term borrowings	(119,616)	(177,108)	(284,418)
Net decrease in short-term borrowings	(2,666)	(17,500)	(7,935)
Proceeds received from exercise of stock options	832	614	792
Dividends paid	(5,409)	(4,815)	(4,828)
Payments to acquire treasury stock	(4,754)	(1,143)	(2,932)
Stock purchased by ESOP	(504)	(189)	(123)
Net cash provided by (used in) financing activities	25,434	(51,420)	(43,333)
Net increase (decrease) in cash and cash equivalents	3,141	19,407	(2,593)
Cash and cash equivalents at beginning of period	35,707	16,300	18,893
Cash and cash equivalents at end of period	38,848	35,707	16,300
Supplemental information:
Interest paid	35,784	42,759	56,282
Income taxes paid	3,919	4,316	3,245
Supplemental schedule of non-cash investing and financing activities:
Transfers from loans receivable to real estate acquired through foreclosure	4,674	1,757	469
Transfers between other assets and other liabilities		56
Originated loans for real estate held for investment	5,097	5,378	2,700
Dividends declared but not paid	$ 1,460	$ 1,203	$ 1,204